UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08959
                                                    ------------------------

                      Advantage Advisers Wynstone Fund, LLC
    ------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           200 Park Avenue, 24th Floor
                               New York, NY 10166
    ------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Kenneth Gerstein
                             Schulte, Roth and Zabel
                           919 3rd Avenue, 24th Floor
                               New York, NY 10022
    ------------------------------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-667-4225
                                                           --------------

                   Date of fiscal year end: December 31, 2004
                                           -------------------

                  Date of reporting period: September 30, 2004
                                           --------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.

ADVANTAGE ADVISERS WYNSTONE FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                               SEPTEMBER 30, 2004
        SHARES                                                                    MARKET VALUE
                  COMMON STOCK - 52.10%
                    COMMERCIAL BANKS - CENTRAL U.S. - 1.71%
         8,205           Texas Regional Bancshares, Inc., Class A               $        255,093
                                                                                ----------------
                    COMMERCIAL BANKS - EASTERN U.S. - 1.16%
         1,809           M&T Bank Corp.                                (b)               173,121
                                                                                ----------------
                    COMMERCIAL BANKS - SOUTHERN U.S. - 6.72%
        16,500           Cardinal Financial Corp.*                                       155,265
         6,900           Hibernia Corp., Class A                                         182,229
         6,000           National Commerce Financial Corp.             (a)               205,260
        11,000           SouthTrust Corp.                                                458,260
                                                                                ----------------
                                                                                       1,001,014
                                                                                ----------------
                    COMMERCIAL BANKS - WESTERN U.S. - 1.74%
         3,100           City National Corp.                                             201,345
         1,400           First Community Bancorp                                          57,400
                                                                                ----------------
                                                                                         258,745
                                                                                ----------------
                    FIDUCIARY BANKS - 5.87%
         5,300           Investors Financial Services Corp.            (b)               239,189
        14,900           State Street Corp.                            (b)               636,379
                                                                                ----------------
                                                                                         875,568
                                                                                ----------------
                    FINANCE - AUTO LOANS - 2.99%
        10,500           Westcorp                                      (a)               446,460
                                                                                ----------------
                    FINANCE - CREDIT CARD - 5.50%
        11,100           Capital One Financial Corp.                   (a)                820,290
                                                                                ----------------
                    FINANCE - INVESTMENT BANKER / BROKER - 8.50%
         8,500           Citigroup, Inc.                                                 375,020
           800           Goldman Sachs Group, Inc.                     (b)                74,592
         9,750           Legg Mason, Inc.                                                519,383
         2,800           Lehman Brothers Holdings, Inc.                                  223,216
         1,500           Merrill Lynch & Co., Inc.                                        74,580
                                                                                ----------------
                                                                                       1,266,791
                                                                                ----------------
                    FINANCIAL GUARANTEE INSURANCE - 1.29%
         2,400           Ambac Financial Group, Inc.                                     191,880
                                                                                ----------------
                    INSURANCE BROKERS - 2.11%
         8,400           Willis Group Holdings Ltd.                                      314,160
                                                                                ----------------

ADVANTAGE ADVISERS WYNSTONE FUND, L.L.C.

--------------------------------------------------------------------------------

                                                                               SEPTEMBER 30, 2004
        SHARES                                                                    MARKET VALUE
                  COMMON STOCK (CONTINUED)
                    INVESTMENT MANAGEMENT / ADVISORY SERVICES - 1.19%
         4,400           Eaton Vance Corp.                             (b)      $        177,716
                                                                                ----------------
                    LIFE / HEALTH INSURANCE - 0.97%
         8,200           Conseco, Inc.*                                                  144,812
                                                                                ----------------
                    MULTI - LINE INSURANCE - 1.56%
         1,600           Allstate Corp.                                                   76,784
         3,300           Prudential Financial, Inc.                                      155,232
                                                                                ----------------
                                                                                         232,016
                                                                                ----------------
                    PROPERTY / CASUALTY INSURANCE - 0.67%
         2,620           Fidelity National Financial, Inc.             (b)                99,822
                                                                                ----------------
                    REINSURANCE - 3.89%
         7,800           Everest Re Group, Ltd.                        (b)               579,774
                                                                                ----------------
                    S & L / THRIFTS - EASTERN U.S. - 1.05%
         4,400           Hudson City Bancorp, Inc.                                       157,256
                                                                                ----------------
                    S & L / THRIFTS - WESTERN U.S. - 0.67%
           900           Golden West Financial Corp.                                      99,855
                                                                                ----------------
                    SUPER - REGIONAL BANKS - U.S. - 4.51%
         5,980           US Bancorp                                    (a)               172,822
         3,900           Wachovia Corp.                                (a)(b)            183,105
         5,300           Wells Fargo & Co.                                               316,039
                                                                                ----------------
                                                                                         671,966
                                                                                ----------------
                  TOTAL COMMON STOCK (COST $6,904,382)                          $      7,766,339
                                                                                ----------------

                  PRIVATE PLACEMENT - 2.04%
                    COMMERCIAL BANKS - WESTERN U.S. - 2.04%
        30,400           Centennial C Corp.                                              304,000
                                                                                ----------------
                  TOTAL PRIVATE PLACEMENT (COST $304,000)                       $        304,000
                                                                                ----------------

ADVANTAGE ADVISERS WYNSTONE FUND, L.L.C.

-----------------------------------------------------------------------

                                                                      SEPTEMBER 30, 2004
CONTRACTS                                                                MARKET VALUE
          PURCHASED OPTIONS - 5.18%
            CALL OPTIONS - 5.17%
            FIDUCIARY BANKS - 0.71%
   114           Bank of New York Co., Inc., 01/21/06, $20.00          $       106,020
                                                                       ---------------
            FINANCE - MORTGAGE LOAN / BANKER - 3.22%
    23           Countrywide Financial Corp., 01/22/2005, $37.50               245,638
    23           Countrywide Financial Corp., 01/22/2005, $41.25               233,708
                                                                       ---------------
                                                                               479,346
                                                                       ---------------
            SUPER - REGIONAL BANKS - U.S. - 1.24%
   102           Bank of America Corp., 01/22/05, $25.00                       185,640
                                                                       ---------------
            TOTAL CALL OPTIONS (COST $468,479)                                 771,006
                                                                       ---------------
            PUT OPTIONS - 0.01%
            FIDUCIARY BANKS - 0.01%
    34           State Street Corp., 11/20/04, $40.00                            1,360
                                                                       ---------------
            TOTAL PUT OPTIONS (COST $4,352)                                      1,360
                                                                       ---------------
          TOTAL PURCHASED OPTIONS (COST $472,831)                      $       772,366
                                                                       ---------------

          TOTAL INVESTMENTS (COST $7,681,213) - 59.32%                 $     8,842,705
                                                                       ---------------

          OTHER ASSETS, LESS LIABILITIES - 40.68% **                         6,062,860
                                                                       ---------------

          NET ASSETS - 100.00%                                         $    14,905,565
                                                                       ===============

(a) Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased, and open written options.
(b)  Security held in connection with an open put or call option contract.
*    Non-income producing security.
** Includes $6,389,499 invested in a PNC Bank Money Market Account, which is 42.87% of net assets.

ADVANTAGE ADVISERS WYNSTONE FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (UNAUDITED)
--------------------------------------------------------------------------------

                                                                         SEPTEMBER 30, 2004
 SHARES                                                                      MARKET VALUE
           SECURITIES SOLD, NOT YET PURCHASED - (15.42%)
             COMMERCIAL BANKS - SOUTHERN U.S. - (2.02%)
  7,600           BB&T Corp.                                               $      (301,644)
                                                                           ---------------
             COMMON TRUST FUND - (5.02%)
  5,600           Regional Bank HOLDRs Trust                                      (748,776)
                                                                           ---------------
             FIDUCIARY BANKS - (0.49%)
  2,000           Wilmington Trust Corp.                                           (72,420)
                                                                           -----------------
             INSURANCE BROKERS - (0.82%)
  3,700          Arthur J. Gallagher & Co.                                        (122,581)
                                                                           ---------------
             PROPERTY / CASUALTY INSURANCE - (0.50%)
  1,000           XL Capital Ltd Class A                                           (73,990)
                                                                           ---------------
             REGISTERED INVESTMENT COMPANY - (5.53%)
 26,200           Financial Select Sector SPDR Fund                               (745,652)
    700           SPDR Trust Series 1                                              (78,232)
                                                                           ---------------
                                                                                  (823,884)
                                                                           ---------------
             SUPER - REGIONAL BANKS - U.S. - (1.04%)
  4,900           KeyCorp                                                         (154,840)
                                                                           ---------------
           TOTAL SECURITIES SOLD, NOT YET PURCHASED (PROCEEDS $2,125,045)  $    (2,298,135)
                                                                           ===============

ADVANTAGE ADVISERS WYNSTONE FUND, L.L.C.

SCHEDULE OF WRITTEN OPTIONS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                            SEPTEMBER 30, 2004
 CONTRACTS                                                                     MARKET VALUE
           WRITTEN OPTIONS - (1.14%)

             CALL OPTIONS - (1.06%)

             COMMERCIAL BANKS - EASTERN U.S. - (0.05%)
     18           M & T Bank Corp., 1/22/05, $95.00                             $     (7,920)
                                                                                ------------
             FIDUCIARY BANKS - (0.04%)
     21           Investors Financial Services Cp, 1/22/05,$47.50                     (5,880)
                                                                                ------------
             FINANCE - MORTGAGE LOAN / BANKER - (0.94%)
     47           Countrywide Financial Corp., 01/22/05, $60.00                     (139,590)
                                                                                ------------
             INVESTMENT MANAGEMENT / ADVISORY SERVICES - (0.04%)
     38           Eaton Vance Corp, 11/20/04, $40.00                                  (5,320)
                                                                                ------------
             TOTAL CALL OPTIONS (PREMIUMS $59,865)                                  (158,710)
                                                                                ------------
             PUT OPTIONS - (0.08%)

             FINANCE - INVESTMENT BANKER / BROKER - (0.05%)
     35           Citigroup, Inc., 12/18/04, $45.00                                   (7,350)
                                                                                ------------
             PROPERTY / CASUALTY INSURANCE - 0.00%
     22           Fidelity National Financial Incorporated, 10/16/04, $35.00            (330)
                                                                                ------------
             REINSURANCE - (0.03%)
     11           Everest Re Group, Ltd., 01/22/05, $75.00                            (4,400)
                                                                                ------------
             TOTAL PUT OPTIONS (PREMIUMS $11,458)                                    (12,080)
                                                                                ------------
           TOTAL WRITTEN OPTIONS (PREMIUMS $71,323)                             $   (170,790)
                                                                                ============

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or
     15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advantage Advisers Wynstone Fund, LLC
            --------------------------------------------------------------------

By (Signature and Title)* /s/ Bryan McKigney
                         -------------------------------------------------------
                          Bryan McKigney, Principal Executive Officer & Director (principal executive officer)

Date              November 17, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Bryan McKigney
                         -------------------------------------------------------
                          Bryan McKigney, Principal Executive Officer & Director (principal executive officer)

Date              November 17, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Lenard Brafman
                         -------------------------------------------------------
                           Lenard Brafman, Chief Financial Officer
                           (principal financial officer)

Date              November 17, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.